Nature of Business and Significant Accounting Policies - Remaining Performance Obligations (Details) $ in Millions	Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Remaining performance obligations	$ 131.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations percentage to be recognized	57.00%
Unsatisfied performance obligations expected recognition period	24 years